Note 7 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Net	Net
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 58,106	$ 50,474
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	$ 34,430	$ 30,681